Schedules of Investments (Unaudited)
Pax Large Cap Fund	September 30, 2022

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 97.8%
COMMUNICATION SERVICES: 10.6%
Alphabet, Inc., Class A (a)	443,160	$42,388,255
Alphabet, Inc., Class C (a)	285,060	27,408,519
T-Mobile US, Inc. (a)	228,108	30,605,250
Walt Disney Co., The (a)	326,692	30,816,856
		131,218,880

CONSUMER DISCRETIONARY: 8.4%
Amazon.com, Inc. (a)	223,860	25,296,180
Aptiv PLC (a)	300,300	23,486,463
Lowe’s Cos., Inc.	164,210	30,840,280
Target Corp.	165,273	24,524,860
		104,147,783

CONSUMER STAPLES: 5.7%
Estee Lauder Cos, Inc., The, Class A	98,000	21,158,200
McCormick & Co., Inc.	167,455	11,934,518
Procter & Gamble Co., The	192,655	24,322,693
Sysco Corp.	198,111	14,008,429
		71,423,840

FINANCIALS: 10.6%
BlackRock, Inc.	42,536	23,406,710
Citizens Financial Group, Inc.	823,868	28,308,104
JPMorgan Chase & Co.	297,243	31,061,893
Lincoln National Corp.	467,582	20,531,526
Voya Financial, Inc.	473,411	28,641,366
		131,949,599

HEALTH CARE: 15.3%
Becton Dickinson & Co.	53,563	11,935,443
Bristol-Myers Squibb Co.	236,839	16,836,885
CVS Health Corp.	323,260	30,829,306
Danaher Corp.	68,400	17,667,036
Intuitive Surgical, Inc. (a)	83,200	15,595,008
IQVIA Holdings, Inc. (a)	128,115	23,206,751
Merck & Co., Inc.	376,268	32,404,201

Organon & Co.	700,661	16,395,467
Vertex Pharmaceuticals, Inc. (a)	85,687	24,809,814
		189,679,911

INDUSTRIALS: 8.9%
Otis Worldwide Corp.	349,434	22,293,889
Stanley Black & Decker, Inc.	209,979	15,792,521
Trane Technologies PLC	242,603	35,131,340
United Parcel Service, Inc., Class B	139,488	22,532,892
Xylem, Inc.	177,950	15,545,712
		111,296,354

INFORMATION TECHNOLOGY: 27.2% (b)
Accenture PLC, Class A	74,000	19,040,200
Apple, Inc.	451,980	62,463,637
Applied Materials, Inc.	286,094	23,439,681
Fiserv, Inc. (a)	252,992	23,672,461
Microsoft Corp.	323,724	75,395,320
NortonLifeLock, Inc.	1,049,995	21,146,899
PTC, Inc. (a)	197,700	20,679,420
salesforce.com, Inc. (a)	171,954	24,733,863
TE Connectivity, Ltd.	217,097	23,958,825
Trimble, Inc. (a)	341,022	18,507,264
Visa, Inc., Class A	139,054	24,702,943
		337,740,513

MATERIALS: 4.9%
Crown Holdings, Inc.	265,147	21,484,862
International Flavors & Fragrances, Inc.	225,135	20,449,012
PPG Industries, Inc.	168,392	18,639,310
		60,573,184

REAL ESTATE: 5.1%
Equinix, Inc., REIT	27,442	15,610,107
Prologis, Inc., REIT	197,663	20,082,561
Welltower, Inc., REIT	223,500	14,375,520
Weyerhaeuser Co., REIT	479,100	13,683,096
		63,751,284

UTILITIES: 1.1%
American Water Works Co., Inc.	105,373	13,715,350

TOTAL COMMON STOCKS		1,215,496,698
(Cost $1,052,158,701)

MONEY MARKET: 2.2%
State Street Institutional U.S. Government Money Market Fund, 2.940% (c)(d)	27,430,976	27,430,976
(Cost $27,430,976)

TOTAL INVESTMENTS: 100.0%		1,242,927,674
(Cost $1,079,589,677)

Other assets and liabilities - (net): 0.0% (e)		48,781

Net Assets: 100.0%		$1,242,976,455

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.
(d)	Premier Class shares
(e)	Rounds to less than 0.05%

REIT - Real Estate Investment Trust

September 30, 2022
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2022, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $298,550, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $510,838, representing 0.09% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2022:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$ 1,215,496,698	$ -	$ -	$ 1,215,496,698
Cash Equivalents	27,430,976	-	-	27,430,976
Total	$ 1,242,927,674	$ -	$ -	$ 1,242,927,674
Small Cap
Common Stocks	$ 555,709,053	$ -	$ -	$ 555,709,053
Cash Equivalents	27,353,766	-	-	27,353,766
Total	$ 583,062,819	$ -	$ -	$ 583,062,819
US Sustainable Economy
Common Stocks	$ 232,964,922	$ -	$ -	$ 232,964,922
Cash Equivalents	1,649,759	-	-	1,649,759
Total	$ 234,614,681	$ -	$ -	$ 234,614,681
Global Sustainable Infrastructure
Common Stocks	$ 45,310,606	$ 44,347,112	$ -	$ 89,657,718
Rights	2,776	-	-	2,776
Cash Equivalents	1,075,669	-	-	1,075,669
Total	$ 46,389,051	$ 44,347,112	$ -	$ 90,736,163
Global Opportunities
Common Stocks	$ 55,076,661	$ 39,604,406	$ -	$ 94,681,067
Preferred Stocks	-	984,098	-	984,098
Cash Equivalents	1,347,269	-	-	1,347,269
Total	$ 56,423,930	$ 40,588,504	$ -	$ 97,012,434
Global Environmental Markets
Common Stocks	$ 1,194,576,258	$ 775,717,550	$ -	$ 1,970,293,808
Cash Equivalents	49,170,382	-	-	49,170,382
Total	$ 1,243,746,640	$ 775,717,550	$ -	$ 2,019,464,190
Global Women’s Leadership
Common Stocks	$ 518,408,126	$ 186,520,449	$ -	$ 704,928,575
Preferred Stocks	-	480,036	-	480,036
Cash Equivalents	1,456,819	-	-	1,456,819
Total	$ 519,864,945	$ 187,000,485	$ -	$ 706,865,430
International Sustainable Economy
Common Stocks	$ -	$ 712,474,432	$ -	$ 712,474,432
Preferred Stocks	-	367,368	-	367,368
Cash Equivalents	36,682,347	-	-	36,682,347
Total	$ 36,682,347	$ 712,841,800	$ -	$ 749,524,147
Core Bond
Community Investment Notes	$ -	$ 240,105	$ 298,550	$ 538,655
Corporate Bonds	-	259,471,952	-	259,471,952
U.S. Gov't Agency Bonds	-	8,929,039	-	8,929,039
Government Bonds	-	4,998,071	-	4,998,071
Supranational Bonds	-	90,612,778	-	90,612,778
Municipal Bonds	-	15,978,175	-	15,978,175
U.S. Treasury Notes	-	111,594,286	-	111,594,286
Asset-Backed Securities	-	46,774,743	-	46,774,743
Mortgage-Backed Securities	-	191,657,873	-	191,657,873
Certificates of Deposit	-	249,629	-	249,629
Cash Equivalents	14,595,032	-	-	14,595,032
Total	$ 14,595,032	$ 730,506,651	$ 298,550	$ 745,400,233
High Yield Bond
Community Investment Notes	$ -	$ 240,105	$ 510,838	$ 750,943
Common Stocks	1,191,484	-	0	1,191,484
Preferred Stocks	-	-	0	0
Corporate Bonds	-	520,491,029	-	520,491,029
Loans	-	18,025,909	-	18,025,909
Medium Term Certificates of Deposit	-	500,000	-	500,000
Cash Equivalents	26,418,363	-	-	26,418,363
Total	$ 27,609,847	$ 539,257,043	$ 510,838	$ 567,377,728
Sustainable Allocation
Affiliated Investment Companies	$ 1,925,715,049	$ -	$ -	$ 1,925,715,049
Cash Equivalents	113,019,852	-	-	113,019,852
Total	$ 2,038,734,901	$ -	$ -	$ 2,038,734,901

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on broker valuation levels. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2022, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/21	Gross Additions	Gross Reductions	Shares Held at 09/30/22	Value at 12/31/21	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 09/30/22
Sustainable Allocation
Large Cap	76,137,343	269,222	1,434,720	73,199,887	$1,132,162,284	$3,166,047	$(3,945,753)	$(277,327,828)	$811,054,749
Small Cap	4,377,966	4,538	306,373	4,076,131	83,137,569	62,760	(773,361)	(21,461,688)	55,965,280
Global Sustainable Infrastructure	7,758,860	117,523	-	7,876,383	78,752,429	1,010,700	-	(18,091,048)	61,672,081
Global Opportunities	4,015,222	14,619	-	4,029,841	68,861,063	189,165	-	(20,087,660)	48,962,568
Global Environmental Markets	2,851,724	9,134	233,754	2,627,104	72,433,778	163,139	(824,844)	(22,163,851)	44,608,222
Global Women's Leadership	1,992,667	20,216	-	2,012,883	70,400,912	548,462	-	(19,922,798)	51,026,576
International Sustainable Economy	15,930,405	258,583	2,037,387	11,480,289	171,411,156	2,141,067	1,808,689	(47,865,986)	84,494,926
Core Bond	71,152,536	7,201,072	-	78,849,105	726,467,396	11,778,046	-	(119,354,644)	678,890,797
High Yield	13,284,046	2,494,274	-	15,985,610	91,394,238	3,225,952	-	(18,580,341)	89,039,850
Total					$2,495,020,825	$22,285,338	$(3,735,269)	$(564,855,844)	$1,925,715,049

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.